U.S. Global Sea to Sky Cargo ETF
Schedule of Investments
March 31, 2023 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 97.1%
		Australia - 3.0%
12,463		Brambles, Ltd.	$111,884
		Canada - 3.0%
1,400		Cargojet, Inc. (a)	114,041
		China - 8.3%
165,516		COSCO SHIPPING Holdings Company, Ltd. - H-Shares	186,182
4,421		ZTO Express Cayman, Inc. - ADR (a)	126,707
			312,889
		Denmark - 7.7%
80		AP Moller - Maersk AS - Class B	144,934
2,122		D/S Norden AS	142,469
			287,403
		Germany - 3.2%
2,593		Deutsche Post AG	121,173
		Hong Kong - 12.7%
10,662		Orient Overseas International, Ltd.	204,006
349,222		Pacific Basin Shipping, Ltd.	134,797
63,111		SITC International Holdings Company, Ltd.	135,550
			474,353
		Israel - 5.4%
8,599		ZIM Integrated Shipping Services, Ltd. (a)	202,764
		Japan - 10.3%
3,099		Kawasaki Kisen Kaisha, Ltd. (a)	70,604
4,702		Mitsubishi Logistics Corporation	110,135
2,862		Mitsui OSK Lines, Ltd. (a)	71,348
5,717		Nippon Yusen KK (a)	133,006
			385,093
		Monaco - 1.9%
1,229		Scorpio Tankers, Inc.	69,205
		Norway - 1.7%
40,919		MPC Container Ships ASA	65,210
		Republic of Korea - 3.7%
8,976		HMM Company, Ltd.	140,309
		Singapore - 2.0%
13,085		Hafnia, Ltd.	74,612
		Spain - 3.0%
4,566		Cia de Distribucion Integral Logista Holdings SA	113,893
		Switzerland - 2.2%
276		Kuehne + Nagel International AG	82,020
		Taiwan - 13.0%
34,507		Evergreen Marine Corporation Taiwan, Ltd.	179,632
56,695		Wan Hai Lines, Ltd.	127,551
84,724		Yang Ming Marine Transport Corporation	178,923
			486,106
		United States - 16.0%
1,001		Expeditors International of Washington, Inc.	110,230
537		FedEx Corporation	122,699
2,222		GXO Logistics, Inc. (b)	112,122
2,318		Matson, Inc.	138,315
603		United Parcel Service, Inc. - Class B (a)	116,976
			600,342
		TOTAL COMMON STOCKS (Cost $4,005,506)	3,641,297

		SHORT-TERM INVESTMENTS - 0.5%
20,783		First American Government Obligations Fund - Class X, 4.65% (c)	20,783
		TOTAL SHORT-TERM INVESTMENTS (Cost $20,783)	20,783
		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.5%
694,150		Mount Vernon Liquid Assets Portfolio, LLC, 5.00% (c)(d)	694,150
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $694,150)	694,150
		TOTAL INVESTMENTS - 116.1% (Cost $4,720,439)	4,356,230
		Liabilities in Excess of Other Assets - (16.1)%	(605,593)
		NET ASSETS - 100.0%	$3,750,637

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	(a)	All or a portion of this security is out on loan as of March 31, 2023. Total value of securities on loan is $657,240.
	(b)	Non-income producing security.
	(c)	Rate shown is the annualized seven-day yield as of March 31, 2023.
	(d)	Privately offered liquidity fund.

Summary of Fair Value Disclosure at March 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,641,297	$-	$-	$3,641,297
Short-Term Investments	20,783	-	-	20,783
Investments Purchased with Proceeds from Securities Lending	-	694,150	-	694,150
Total Investments in Securities	$3,662,080	$694,150	$-	$4,356,230
^ See Schedule of Investments for breakout of investments by country classification.

For the period ended March 31, 2023, the Fund did not recognize any transfers to or from Level 3.